Derivatives - Net Investment Hedges (Details) - Net Investment Hedges € in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 EUR (€)
Net investment hedges
Effective portion of net investment hedge reclassified out of other comprehensive income into income	$ 0	$ 0	$ 0
Pretax Gain (Loss) Recognized as Cumulative Translation within Other Comprehensive Income	304,000,000	(352,000,000)	140,000,000
Foreign currency forward/options contracts
Net investment hedges
Derivative notional amount | €				€ 150
Pretax Gain (Loss) Recognized as Cumulative Translation within Other Comprehensive Income	8,000,000	(1,000,000)	32,000,000
Foreign currency denominated debt
Net investment hedges
Face amount of debt designated as a net investment hedge | €				€ 2,900
Pretax Gain (Loss) Recognized as Cumulative Translation within Other Comprehensive Income	$ 296,000,000	$ (351,000,000)	$ 108,000,000